Revenue (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Sales By Product Line [Line Items]
Total	$ 22,337,636	$ 2,110,403	$ 937,654
Dried Cannabis [Member]
Disclosure Of Sales By Product Line [Line Items]
Total	17,517,882	1,297,517	582,245
Cannabis Oils [Member]
Disclosure Of Sales By Product Line [Line Items]
Total	4,578,876	771,533	340,352
Other [Member]
Disclosure Of Sales By Product Line [Line Items]
Total	$ 240,878	$ 41,353	$ 15,057